FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2026	December 31, 2025
Designated derivative instruments - long-term assets:
Interest rate swaps	806	—
Cross currency interest rate swaps	8,200	5,741
Non-designated derivative instruments - long-term assets:
Interest rate swaps	12,478	7,887
Cross currency interest rate swaps	639	464
Total derivative instruments - long-term assets	22,123	14,092

(in thousands of $)	June 30, 2026	December 31, 2025
Designated derivative instruments - long-term liabilities:
Interest rate swaps	240	5,022
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	—	1,124
Total derivative instruments - long-term liabilities	240	6,146

Derivative Instruments, Gain (Loss)
Movements in the Consolidated Statement of Operations are summarized as follows:

	Six months ended
(in thousands of $)	June 30, 2026	June 30, 2025
Net fair value movements of non-designated derivatives	5,889	(4,183)
Net cash movement on non-designated derivatives and swap settlements	1,315	1,621
Total cash movement and valuation gain/(loss) on non-designated derivatives	7,204	(2,562)

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity securities	4,873	4,873	4,146	4,146
Debt securities	140	140	—	—
7.25% senior unsecured sustainability-linked bonds due 2026	—	—	150,000	151,500
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	151,215	150,000	154,575
8.25% senior unsecured sustainability-linked bonds due 2028	147,600	152,796	147,600	152,213
NOK750 million senior unsecured floating rate bonds due 2029	75,740	75,494	74,327	74,327
7.75% senior unsecured sustainability-linked bonds due 2030	225,000	232,808	144,400	146,927
Derivatives:
Interest rate/ currency swap contracts - long-term receivables	22,123	22,123	14,092	14,092
Interest rate/ currency swap contracts - long-term payables	240	240	6,146	6,146